Principal Payments on Short-Term and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Project Debt Maturities Repayments Of Principal [Line Items]
2013		$ 59,759
2014		324,424
2015		0
2016		48,508
2017		0
Thereafter		1,296,520
Long-term and short-term debt	$ 1,679,694	$ 1,729,211	$ 1,972,372